Investments - VIE's Consolidated Balances (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Land	$ 250,486,000	$ 145,922,555	$ 50,952,519
Stockholders' Equity Attributable to Parent	997,565,000	374,837,405	95,768,820
WR Griffin Patterson, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Cash	1,176,000
Construction in Progress, Gross	14,603,000
Land	15,200,000
Construction Payable	9,727,000
Noncontrolling Interest in Variable Interest Entity	7,656,000
Stockholders' Equity Attributable to Parent	$ 13,596,000